EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 3, 2012 (Accession No. 0001193125-12-293501), to the Prospectus dated January 31, 2012, for Legg Mason BW Diversified Large Cap Value Fund, a series of Legg Mason Global Asset Management Trust.